                                             UAM Funds
                                             Funds for the Informed Investor(SM)



Chicago Asset Management Company Portfolio
Annual Report                                                     April 30, 1999




                                                [LOGO OF UAM FUNDS APPEARS HERE]

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                         COMPANY PORTFOLIOS
                                         APRIL 30, 1999
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolios of Investments
  Value/Contrarian Portfolio................................................   8
  Intermediate Bond Portfolio...............................................  11
Statements of Assets and Liabilities........................................  15
Statements of Operations....................................................  16
Statements of Changes in Net Assets
  Value/Contrarian Portfolio................................................  17
  Intermediate Bond Portfolio...............................................  18
Financial Highlights
  Value/Contrarian Portfolio................................................  19
  Intermediate Bond Portfolio...............................................  20
Notes to Financial Statements...............................................  21
Report of Independent Accountants...........................................  27

--------------------------------------------------------------------------------

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

Dear Shareholders:

April 30th is the fiscal year-end for the Chicago Asset Management Company Portfolios. The Value/Contrarian Portfolio is the investment vehicle for cli-ents interested in equity exposure and the Intermediate Bond Portfolio is for our fixed income clients. In this letter we will review the Portfolios returns and the investment environment for the fiscal year. We thank you for your con-tinued commitment to the firm's conservative investment style.

Chicago Asset Management Value/Contrarian Portfolio
During the fiscal year ended April 30, 1999, this Portfolio continued to ad-here to the investment philosophy and style of value/contrarian portfolio man-agement. It is based on the belief that individual securities, just as market sectors and the market as a whole, go through cycles. These cycles tend to re-peat themselves. We believe that by maintaining exposure to securities which are valued on the low end of their cycle, the probability of benefiting when the cycle for those securities turns is increased and they appreciate a greater amount than the general market. To do this, we select individual secu-rities which clearly have been underperforming the general market in the re-cent past. We emphasize companies which we believe are sound and strong funda-mentally with an attractive longer term future. If we identify securities which we believe can both recover from their current temporary difficulties and continue to prosper on an ongoing basis, then we believe we have the po-tential to hold securities which can perform better than the general market.

During the fiscal year ended April 30, 1999, the market reflected an environ-ment which was complex, volatile, and changing. Early in the year, the popular high growth, high price-to-earnings (P/E) securities which have been dominat-ing some of the market indices in recent years continued to dominate. This caused this Portfolio to underperform in the early months of the fiscal year. During the late summer and early fall 1998, the market showed some tendency to rotate toward a different emphasis. Not only did the market decline for awhile, but the types of securities held in this Portfolio seemed to perform in a superior fashion to those of the market. The volatility continued, and late in the fiscal year the market rotation moved to very strongly favor the types of securities held in this Portfolio. During March, and to a much greater extent during April of 1999, the market favored the more reasonably valued securities which had not participated in much of the market apprecia-tion experienced throughout the fiscal year. Other investors withdrew from the more aggressive, high P/E growth issues. The funds were reinvested into the value/contrarian type of holdings in this Portfolio. This caused a sharp re-versal in relative performance with this Portfolio meaningfully outperforming the popular Standard & Poor's 500 Index return in the latter portion of this fiscal year ended April 30, 1999.

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------


The results for the full fiscal year, given this combination of conditions, produced a rate of return that was almost identical to that produced by the Standard & Poor's 500 Index. For the year ended April 30, 1999, the Portfolio produced a total return net of expenses of 21.7% in comparison to the Standard & Poor's 500 Index return of 21.8%. Measured on a trailing six months basis, this Portfolio's return net of expenses was 25.3% and the Standard & Poor's Index return was 22.3%. Measured on a trailing three months basis, this Port-folio produced a total return net of expenses of 14.6% in comparison to the Standard & Poor's 500 Index return of 4.7%.

When reviewing the performance results for the fiscal year just ended, it is interesting to note that the reasons for selecting individual securities began to show meaningful benefit only during the latter portions of the fiscal year. However, the magnitude of the market rotation was significant to the extent where it began to dominate the performance for the full year by April 30, 1999. A move so dramatic would seem unusual, except that it appears to be a reversal of an extreme market condition which had existed over the past sev-eral quarters. Specifically, the market seemed to have moved to extremes in terms of overvaluing some of the popular growth securities and undervaluing some of the temporarily out-of-favor value type securities. This reversal sim-ply corrects that market distortion and leaves the total market closer to a more balanced and normal state of valuation.

A portion of our investment strategy is represented by active rebalancing. It is the process by which portfolio holdings are maintained in the direction of equal weighting. When individual holdings meaningfully outperform the balance of this Portfolio, they become oversized. Conversely, securities which have meaningfully underperformed the balance of this Portfolio become undersized in terms of total portfolio weighting. Our rebalancing activity simply reacts to the reality of this price performance differential. We respond by selling por-tions of the holdings which have meaningfully outperformed in order to reduce their total portfolio weight to a more normal size. We use the proceeds from these sales to purchase additional shares of the holdings which have become undersized within the Portfolio. Over time, we believe it has the potential to add value by maintaining a more balanced exposure to each holding, and by placing emphasis on the greater attractiveness of issues which have declined and hold the most potential for future outperformance. During the current fis-cal year, the valuation changes in the market occurred over a short and vola-tile period. This produced an ideal opportunity to rebalance.

In summary, we believe that the market conditions that evolved during this re-cent fiscal year support the disciplined style of portfolio management which maintained a portfolio focused heavily on the most undervalued securities. This approach to

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

investing placed the Portfolio in a position to benefit as the market rotation occurred. Although sometimes it seems intuitively difficult to continue to add to security holdings which have recently underperformed, given the value/contrarian philosophy, it is intellectually consistent. We believe the results that are achieved represent a kind of natural response within the mar-ket to correct distortions and overvaluations within individual sectors. As these corrections occur, favor seems to move in the direction of the most rea-sonably valued securities. We believe maintenance of strict discipline of style is imperative to continue to offer the potential of superior performance over the long term.

Chicago Asset Management Intermediate Bond Portfolio
The fiscal year ended April 30, 1999, was a time of significant intra-period changes in interest rate levels. Bond market events and changes in Federal Re-serve policy were driven by both domestic and global financial considerations.

This Portfolio's fiscal year began and ended with the U.S. economy experienc-ing a near perfect combination of strong growth coupled with low inflation. In the interim, major events occurred. By late summer, international issues domi-nated the American debt markets. The deterioration in the Asian economies and resulting political instabilities created a financial turmoil which spread to Russia and Latin America. It even created some degree of uncertainty regarding the future strength of the U.S. economy. The financial dislocations in the capital markets led to the collapse of some major hedge funds and illiquidity in many parts of the bond market. The Federal Reserve assumed its customary role. With the objectives of stabilizing the financial markets in order to en-hance economic growth and supplying liquidity, the Fed embarked on a series of easing moves. For the first time since January 1996, the Fed Funds rate was reduced. It was cut by 1/4% three times until it reached 4 3/4% on November 17, 1998. Interest rates on Treasury securities achieved their lowest levels for the year in October. Long-term rates reached a thirty-year low of approxi-mately 4.7%.

The Federal Reserve's aggressive reduction in short-term interest rates had the desired effect. The economy continues to expand at a very healthy pace. Liquidity has dramatically improved in the credit markets. Investor interest has returned to the corporate, mortgage and agency markets. Interest rates have experienced a recovery from their thirty-year lows of last October. Even so, this Portfolio's fiscal year witnessed another period of declining inter-est rates. For the fiscal year, two-year Treasury rates declined approximately fifty basis points to the 5.05% level. Longer intermediate term rates, as rep-resented by ten-year Treasuries, dropped a little over thirty basis points to close the fiscal year at 5.35%.

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

The events this past year once again reinforce the importance of constructing a very well diversified and high quality portfolio. By maintaining these prin-ciples, it is possible to comfortably traverse any uncertainty or turmoil that may arise in the bond markets.

This Portfolio remains focused on its two major objectives, safety and income. Investments are concentrated in U.S. Treasury notes, agencies, mortgages, and obligations of large U.S. corporations. Corporate debt is utilized to enhance the long-term return and current income of this Portfolio. Emphasis is on se-curities with maturities between two and ten years. This reduces the possibil-ity of significant principal fluctuation while producing a high level of in-come.

This Portfolio had the following characteristics relative to the Lehman Inter-mediate Government/Corporate Bond Index as of April 30, 1999:

                                                           Portfolio    Index
                                                           ---------- ----------
   Average Maturity....................................... 5.53 Years 4.38 Years
   Average Duration....................................... 3.31 Years 3.42 Years
   Average Coupon.........................................      6.16%      6.41%
   Yield to Maturity......................................      5.69%      5.64%

For the twelve months ended April 30, 1999, this Portfolio returned 5.72%, net of expenses, versus the Lehman Intermediate Government/Corporate Bond Index return of 6.37%.

Chicago Asset Management Company

    The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. A
     Portfolio's performance assumes the reinvestment of all dividends and distributions.
   There are no assurances that a Portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 A Portfolio's holdings are subject to change because it is actively managed.
   Portfolio changes should not be considered recommendations for action by individual investors.

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

                     Definition of the Comparative Indices
                     -------------------------------------
S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 fi-nancial stocks, 40 utility stocks and 20 transportation stocks.

Lehman Intermediate Government/Corporate Bond Index is an unmanaged fixed in-come market value-weighted index that combines the intermediate-term sub index of the Lehman Government Bond Index and the intermediate-term sub index of the Lehman Corporate Bond Index.

Lehman Corporate Bond Index is an unmanaged index of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also in-cluded are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, mu-nicipalities, or governmental agencies, or international agencies. In addition to the aggregate index, sub-indices cover intermediate and long term issues.

Lehman Government Bond Index is an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaran-teed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

    The comparative indices assume reinvestment of dividends and, unlike a Portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.
      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                  CHICAGO ASSET MANAGEMENT
                           VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]
Growth of a $10,000 Investment
------------------------------------
   AVERAGE ANNUAL TOTAL RETURN**
  FOR PERIOD ENDED APRIL 30, 1999
------------------------------------
1 YEAR               SINCE 12/16/94*
------------------------------------
21.68%                  21.90%
------------------------------------
            Chicago Asset Management
            Value/ Contrarian Portfolio       S&P 500 Index
            ---------------------------       -------------
12/16/94*            $10,000                     $10,000
1995
1996
1997
1998
1999                 $23,788                     $31,620
                   Periods ended on April 30th
 *  Beginning of operations. Index comparisons begin on 12/31/94.

** If the Adviser and/or Portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower.

The investment results represent past performance and should not be construed as a guarantee of future results. The investment reutrn and principal value of an investment will flucturate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The comparative index assumes reinvestment of dividends and, unlike the Portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's return, the performance would have been lower.

UAM FUNDS                CHICAGO ASSET MANAGEMENT
                         INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]
Growth of a $10,000 Investment
----------------------------------
  AVERAGE ANNUAL TOTAL RETURN**
 FOR PERIOD ENDED APRIL 30, 1999
----------------------------------
 1 YEAR            SINCE 1/24/95*
----------------------------------
 5.72%                 7.35%
----------------------------------
              Chicago Asset Management     Lehman Intermediate
              Intermediate Bond Portfolio  Government/Corporate Bond Index
              ---------------------------  -------------------------------
1/24/95*               $10,000                       $10,000
1996
1997
1998
1999                   $13,536                       $13,991
Periods ended on April 30th

*  Beginning of operations. Index comparisons begin on 1/31/95.

** If the Adviser and/or Portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower.

The investment results represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The comparative index assumes reinvestment of dividends and, unlike the Portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's return, the performance would have been lower.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 1999
--------------------------------------------------------------------------------

 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 98.7%
                                                             Shares    Value+
                                                            -------- -----------
 AEROSPACE & DEFENSE - 3.4%
  Raytheon Co., Class A....................................   13,356 $   924,068
                                                                     -----------

 AUTOMOTIVE - 6.1%
  DaimlerChrysler AG.......................................    8,253     810,341
  General Motors Corp......................................    9,225     820,449
                                                                     -----------
                                                                       1,630,790
                                                                     -----------

 BANKS - 7.3%
  Bank of America Corp. ...................................   14,333   1,031,976
  Bank One Corp............................................   15,782     931,138
                                                                     -----------
                                                                       1,963,114
                                                                     -----------

 CHEMICALS - 3.6%
  Dow Chemical Co..........................................    7,350     964,228
                                                                     -----------

 COMMERCIAL SERVICES - FINANCE - 2.7%
  Deluxe Corp..............................................   21,175     733,184
                                                                     -----------

 COMMUNICATIONS - 3.6%
  Motorola, Inc............................................   11,900     953,488
                                                                     -----------

 CONSUMER DURABLES - 3.4%
  Goodyear Tire & Rubber Co................................   15,875     907,852
                                                                     -----------

 CONTAINERS - METAL & GLASS - 3.2%
  Crown Cork & Seal Co., Inc. .............................   26,500     861,250
                                                                     -----------

 ENERGY - 3.6%
  Enron Corp...............................................   12,700     955,675
                                                                     -----------

 FOOD DISTRIBUTORS - 2.6%
  Sysco Corp...............................................   23,100     685,781
                                                                     -----------

 HEALTH CARE - 10.4%
  Aetna, Inc...............................................    9,200     806,725
  Columbia/HCA Healthcare Corp.............................   40,925   1,010,336
  United Healthcare Corp...................................   17,250     968,156
                                                                     -----------
                                                                       2,785,217
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 1999
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
                                                            Shares    Value+
                                                           -------- -----------
 INSURANCE - 5.7%
  Allstate Corp. .........................................   19,900 $   723,863
  Chubb Corp. ............................................   13,825     819,131
                                                                    -----------
                                                                      1,542,994
                                                                    -----------

 MANUFACTURING - 6.5%
  Eastman Kodak Co........................................   12,900     962,662
  Tenneco, Inc............................................   29,000     783,000
                                                                    -----------
                                                                      1,745,662
                                                                    -----------

 MINING - 3.9%
  Newmont Mining Corp.....................................   43,700   1,051,531
                                                                    -----------

 OIL AND GAS - 10.7%
  Conoco, Inc. ...........................................   37,700   1,022,613
  Halliburton Co..........................................   20,600     878,075
  Schlumberger Ltd........................................   15,400     983,675
                                                                    -----------
                                                                      2,884,363
                                                                    -----------

 PAPER & PACKAGING - 5.9%
  International Paper Co..................................   15,325     817,014
  Weyerhaeuser Co.........................................   11,475     770,259
                                                                    -----------
                                                                      1,587,273
                                                                    -----------

 PHARMACEUTICALS - 3.1%
  Pharmacia & Upjohn, Inc.................................   14,750     826,000
                                                                    -----------

 RETAIL - 3.0%
  Sears, Roebuck & Co.....................................   17,700     814,200
                                                                    -----------

 TECHNOLOGY - 6.7%
  Electronic Data Systems Corp............................   16,500     886,875
  International Business Machines Corp. ..................    4,400     920,425
                                                                    -----------
                                                                      1,807,300
                                                                    -----------

 TELECOMMUNICATIONS - 3.3%
  Bell Atlantic Corp......................................   15,350     884,544
                                                                    -----------
  TOTAL COMMON STOCKS (Cost $21,475,681)...........................  26,508,514
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     VALUE/CONTRARIAN PORTFOLIO
                                                     APRIL 30, 1999
-------------------------------------------------------------------------------

 SHORT-TERM INVESTMENT - 1.3%
                                                          Face
                                                         Amount    Value+
                                                        -------- -----------
 REPURCHASE AGREEMENT
  Chase Securities, Inc. 4.87%, dated 4/30/99, due
   05/03/99, to be repurchased at $347,141,
   collateralized by $320,903 of various U.S. Treasury
   Notes, 5.50%-7.00%, due 5/15/06-5/15/08, valued at
   $347,183 (Cost $347,000)............................ $347,000 $   347,000
                                                                 -----------
  TOTAL INVESTMENTS - 100.0% (Cost $21,822,681) (a).............  26,855,514
                                                                 -----------
  OTHER ASSETS AND LIABILITIES (NET) - 0.0%.....................      (3,105)
                                                                 -----------
  NET ASSETS - 100%............................................. $26,852,409
                                                                 ===========

  + See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $21,837,880. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $5,017,634. This consisted of aggregate gross unrealized appreciation for all securities of $5,630,790 and aggregate gross unrealized depreciation for all securities of $613,156.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
                                                     APRIL 30, 1999
--------------------------------------------------------------------------------

 PORTFOLIO OF INVESTMENTS
 CORPORATE BONDS & NOTES - 58.5%
                                                              Face
                                                             Amount    Value+
                                                            -------- -----------
 BANKS - 8.6%
  BankAmerica Corp.
   7.625%, 06/15/04........................................ $250,000 $   266,813
  Northern Trust Co.
   6.50%, 05/01/03.........................................  250,000     254,410
  State Street Boston Corp.
   7.35%, 06/15/26.........................................  250,000     270,785
  SunTrust Banks, Inc.
   6.00%, 02/15/26.........................................  275,000     269,555
  Wachovia Corp.
   6.625%, 11/15/06........................................  100,000     102,828
                                                                     -----------
                                                                       1,164,391
                                                                     -----------

 FINANCIAL SERVICES - 19.6%
  Associates Corp. of North America
   6.50%, 10/15/02.........................................  150,000     152,856
   7.75%, 02/15/05.........................................  250,000     269,380
  CIT Group Holdings, Inc.
   6.25%, 10/25/99.........................................  200,000     200,998
  Commercial Credit Corp.
   6.125%, 03/01/00........................................  250,000     251,373
  Exxon Capital Corp.
   6.625%, 08/15/02........................................   59,000      60,854
  Ford Motor Credit Co.-Global Bond
   6.25%, 11/08/00.........................................  250,000     252,305
  Ford Motor Credit Co.
   5.125%, 10/15/01........................................  250,000     246,400
  General Electric Capital Corp.
   6.50%, 11/01/06.........................................  250,000     257,192
  General Motors Acceptance Corp.
   5.75%, 01/05/00.........................................  100,000     100,352
   6.125%, 01/22/08........................................  100,000      98,151
  General Motors Acceptance Corp.-Global Bond
   6.75%, 02/07/02.........................................  100,000     102,310
  Heller Financial, Inc.
   6.25%, 03/01/01.........................................  250,000     252,040
  Sears Roebuck Acceptance Corp.
   Series 1 6.16%, 12/04/00................................  250,000     252,185
   Series 2 6.70%, 08/13/01................................  150,000     152,750
                                                                     -----------
                                                                       2,649,146
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
                                                     APRIL 30, 1999
--------------------------------------------------------------------------------

 CORPORATE BONDS & NOTES - continued
                                                              Face
                                                             Amount    Value+
                                                            -------- -----------
 INDUSTRIAL - 11.1%
  Cooper Industries, Inc.
   5.88%, 02/20/03......................................... $250,000 $   248,568
  General Motors Corp.
   6.25%, 05/01/05.........................................  250,000     251,095
  Ingersoll-Rand Co.
   6.23%, 11/19/27.........................................  250,000     253,750
  PepsiCo, Inc.
   6.25%, 09/01/99.........................................  250,000     250,882
  Proctor & Gamble Co.
   5.25%, 09/15/03.........................................  250,000     245,200
  WMX Technologies, Inc.
   6.25%, 10/15/00.........................................  250,000     251,480
                                                                     -----------
                                                                       1,500,975
                                                                     -----------

 RETAIL - 4.8%
  J.C. Penney Co. Inc.
   6.90%, 08/15/26.........................................  200,000     203,270
  Motorola, Inc.
   6.50%, 09/01/25.........................................  300,000     308,277
  Wal-Mart Stores, Inc.
   6.375%, 03/01/03........................................  140,000     143,273
                                                                     -----------
                                                                         654,820
                                                                     -----------

 TELECOMMUNICATIONS - 3.3%
  MCI WorldCom, Inc.
   6.125%, 08/15/01........................................  250,000     251,567
  Sprint Capital Corp.
   5.70%, 11/15/03.........................................  200,000     196,484
                                                                     -----------
                                                                         448,051
                                                                     -----------

 UTILITIES - 11.1%
  Central Illinois Public Service Co.
   6.68%, 03/15/00.........................................  250,000     252,887
  Florida Power & Light Co.
   5.50%, 07/01/99.........................................  250,000     250,205
   6.00%, 06/01/08.........................................  250,000     247,368
  National Rural Utilities Cooperative Finance Corp.
   5.14%, 10/22/01.........................................  250,000     245,665
   5.95%, 01/15/03.........................................  250,000     250,793
  Potomac Electric Power Co.
   6.25%, 10/15/07.........................................  250,000     252,876
                                                                     -----------
                                                                       1,499,794
                                                                     -----------
  TOTAL CORPORATE BONDS & NOTES (Cost $7,780,199)...................   7,917,177
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
                                                     APRIL 30, 1999
--------------------------------------------------------------------------------

 U.S. GOVERNMENT SECURITIES - 18.5%
                                                              Face
                                                             Amount    Value+
                                                            -------- -----------
 U.S. TREASURY NOTES - 18.5%
   7.75%, 01/31/00......................................... $500,000 $   510,390
   5.50%, 02/29/00.........................................  400,000     401,876
   5.75%, 11/15/00.........................................  500,000     504,920
   7.50%, 11/15/01.........................................  250,000     263,827
   7.50%, 05/15/02.........................................  150,000     159,492
   5.75%, 08/15/03.........................................  150,000     152,742
   5.625%, 02/15/06........................................  250,000     253,593
   6.125%, 08/15/07........................................  150,000     156,891
   5.625%, 05/15/08........................................  100,000     101,500
                                                                     -----------
  TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,472,576)................   2,505,231
                                                                     -----------


 AGENCY SECURITIES - 14.7%
 FEDERAL HOME LOAN BANK - 3.7%
   5.61%, 01/23/03.........................................  250,000     249,910
   5.755%, 06/24/03........................................  250,000     251,250
                                                                     -----------
                                                                         501,160
                                                                     -----------

 FEDERAL HOME LOAN MORTGAGE CORP. - 2.2%
  Gold Pool #E70801
   5.50%, 05/01/13.........................................  299,398     290,790
                                                                     -----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.0%
   5.42%, 01/23/01.........................................   50,000      50,047
   5.37%, 02/07/01.........................................  250,000     250,000
   7.00%, 12/01/07.........................................  166,793     170,389
   5.25%, 01/15/09.........................................  500,000     477,110
                                                                     -----------
                                                                         947,546
                                                                     -----------

 PRIVATE EXPORT FUNDING - 1.8%
   5.87%, 07/31/08.........................................  250,000     248,202
                                                                     -----------
  TOTAL AGENCY SECURITIES (Cost $1,999,503).........................   1,987,698
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
                                                     APRIL 30, 1999
--------------------------------------------------------------------------------

 ASSET-BACKED SECURITIES - 5.7%
                                                            Face
                                                           Amount    Value+
                                                          -------- -----------
  Chase Manhattan Grantor Trust, Series 1995-B, Class A
   5.90%, 11/15/01....................................... $ 20,236 $    20,267
  Norwest Automobile Trust, Series 1996-A, Class A4
   6.10%, 03/15/01.......................................  250,000     251,092
  Premier Auto Trust,
   Series 1998-1, Class A3 5.63%, 08/06/01...............  250,000     250,703
   Series 1999-2, Class A4 5.59%, 02/09/04...............  250,000     249,931
                                                                   -----------
  TOTAL ASSET-BACKED SECURITIES (Cost $770,138)...................     771,993
                                                                   -----------


 SHORT-TERM INVESTMENT - 3.0%
 REPURCHASE AGREEMENT
  Chase Securities, Inc. 4.87%, dated 4/30/99, due
   05/03/99, to be repurchased at $412,167,
   collateralized by $381,015 of various U.S. Treasury
   Notes, 5.50%-7.00%, due 5/15/06-5/15/08, valued at
   $412,217 (Cost $412,000)..............................  412,000     412,000
                                                                   -----------
  TOTAL INVESTMENTS - 100.4% (Cost $13,434,416) (a)...............  13,594,099
                                                                   -----------
  OTHER ASSETS AND LIABILITIES (NET) - (0.4)%.....................     (52,059)
                                                                   -----------
  NET ASSETS - 100%............................................... $13,542,040
                                                                   ===========

  + See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $13,434,416. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $159,683. This consisted of aggregate gross unrealized appreciation for all securities of $195,800 and aggregate gross unrealized depreciation for all securities of $36,117.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
                                                        APRIL 30, 1999
--------------------------------------------------------------------------------

 STATEMENTS OF ASSETS AND LIABILITIES
                                                   Chicago Asset Chicago Asset
                                                    Management    Management
                                                      Value/     Intermediate
                                                    Contrarian       Bond
                                                     Portfolio     Portfolio
                                                   ------------- -------------
 Assets
 Investments, at Cost.............................  $21,822,681   $13,434,416
                                                    ===========   ===========
 Investments, at Value-Note A.....................  $26,855,514   $13,594,099
 Cash.............................................          918           852
 Deferred Organization Costs-Note A...............        2,794         3,347
 Dividends Receivable.............................       19,176           --
 Receivable for Investments Sold..................      192,831           --
 Receivable for Portfolio Shares Sold.............       14,964           308
 Interest Receivable..............................           47       209,754
 Receivable due from Investment Adviser-Note B....          --          9,989
 Other Assets.....................................          144            89
                                                    -----------   -----------
  Total Assets....................................   27,086,388    13,818,438
                                                    -----------   -----------
 Liabilities
 Payable for Investments Purchased................      199,995       249,931
 Payable for Administrative Fees-Note C...........        9,229         8,286
 Payable for Custodian Fees-Note D................          808           737
 Payable for Trustees' Fees-Note G................          651           653
 Payable to Investment Adviser-Note B.............          258           --
 Other Liabilities................................       23,038        16,791
                                                    -----------   -----------
  Total Liabilities...............................      233,979       276,398
                                                    -----------   -----------
 Net Assets.......................................  $26,852,409   $13,542,040
                                                    ===========   ===========
 Net Assets Consist of:
 Paid in Capital..................................  $20,102,929   $13,285,849
 Undistributed Net Investment Income..............       12,636        80,718
 Accumulated Net Realized Gain....................    1,704,011        15,790
 Unrealized Appreciation..........................    5,032,833       159,683
                                                    -----------   -----------
 Net Assets.......................................  $26,852,409   $13,542,040
                                                    ===========   ===========
 Institutional Class Shares
 Shares Issued and Outstanding (Unlimited
  authorization, no par value)....................    1,531,867     1,287,894
 Net Asset Value, Offering and Redemption Price
  Per Share.......................................       $17.53        $10.51
                                                         ======        ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     CHICAGO ASSET MANAGEMENT
                                              COMPANY PORTFOLIOS
                                              FOR THE YEAR ENDED APRIL 30, 1999
-------------------------------------------------------------------------------

 STATEMENTS OF OPERATIONS
                                                     Chicago Asset Chicago Asset
                                                      Management    Management
                                                        Value/     Intermediate
                                                      Contrarian       Bond
                                                       Portfolio     Portfolio
                                                     ------------- -------------
 Investment Income
 Dividends.........................................   $  418,365     $    --
 Interest..........................................       13,542      829,574
                                                      ----------     --------
  Total Income.....................................      431,907      829,574
                                                      ----------     --------
 Expenses
 Investment Advisory Fees-Note B...................      137,651       65,702
 Administrative Fees-Note C........................       98,926       92,221
 Custodian Fees-Note D.............................        5,457        3,905
 Audit Fees........................................       13,700       13,700
 Legal Fees........................................        5,289        3,401
 Printing Fees.....................................       17,354       16,700
 Account Services Fees-Note F......................          518        1,081
 Shareholder Servicing Fees........................       51,910           91
 Trustees' Fees-Note G.............................        2,731        2,632
 Filing and Registration Fees......................       17,126       15,188
 Amortization of Organization Costs-Note A.........        4,453        4,453
 Other Expenses....................................        6,273        5,484
 Account Services Fees Waived-Note F...............         (518)      (1,081)
 Investment Advisory Fees Waived-Note B............     (137,651)     (65,702)
 Expenses Assumed by the Adviser-Note B............       (5,830)     (48,874)
                                                      ----------     --------
  Net Expenses.....................................      217,389      108,901
                                                      ----------     --------
 Net Investment Income.............................      214,518      720,673
                                                      ----------     --------
 Net Realized Gain on Investments..................    2,237,414       73,457
 Net Change in Unrealized Appreciation/Depreciation
  of Investments...................................    2,260,772      (27,510)
                                                      ----------     --------
 Net Gain on Investments...........................    4,498,186       45,947
                                                      ----------     --------
 Net Increase in Net Assets Resulting From
  Operations.......................................   $4,712,704     $766,620
                                                      ==========     ========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------


 STATEMENT OF CHANGES IN NET ASSETS
                                                       Years Ended April 30,
                                                         1999         1998
                                                      -----------  -----------
 Increase (Decrease) In Net Assets
 Operations:
  Net Investment Income.............................  $   214,518  $   223,623
  Net Realized Gain.................................    2,237,414    2,464,320
  Net Change in Unrealized
   Appreciation/Depreciation........................    2,260,772    2,363,924
                                                      -----------  -----------
  Net Increase in Net Assets Resulting from
   Operations.......................................    4,712,704    5,051,867
                                                      -----------  -----------
 Distributions:
  Net Investment Income.............................     (232,285)    (232,720)
  Net Realized Gain.................................   (1,899,659)  (1,179,952)
                                                      -----------  -----------
  Total Distributions...............................   (2,131,944)  (1,412,672)
                                                      -----------  -----------
 Capital Share Transactions: (1)
  Issued............................................    3,796,443    7,498,917
  In Lieu of Cash Distributions.....................    2,131,655    1,412,462
  Redeemed..........................................   (4,208,221)  (3,803,208)
                                                      -----------  -----------
  Net Increase from Capital Share Transactions......    1,719,877    5,108,171
                                                      -----------  -----------
  Total Increase....................................    4,300,637    8,747,366
 Net Assets:
  Beginning of Year.................................   22,551,772   13,804,406
                                                      -----------  -----------
  End of Year (including undistributed net
   investment income of $12,636 and $25,950,
   respectively)....................................  $26,852,409  $22,551,772
                                                      ===========  ===========
 (1) Shares Issued and Redeemed:
  Shares Issued.....................................      250,149      509,622
  In Lieu of Cash Distributions.....................      145,249       98,063
  Redeemed..........................................     (276,693)    (250,654)
                                                      -----------  -----------
                                                          118,705      357,031
                                                      ===========  ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

                                                        Years Ended April 30,
                                                          1999         1998
                                                       -----------  -----------
Increase (Decrease) In Net Assets
Operations:
 Net Investment Income...............................  $   720,673  $   618,532
 Net Realized Gain...................................       73,457       19,841
 Net Change in Unrealized Appreciation/Depreciation..      (27,510)     190,831
                                                       -----------  -----------
 Net Increase in Net Assets Resulting from
  Operations.........................................      766,620      829,204
                                                       -----------  -----------
Distributions:
 Net Investment Income...............................     (730,132)    (596,183)
 Net Realized Gain...................................      (76,716)      (4,101)
                                                       -----------  -----------
 Total Distributions.................................     (806,848)    (600,284)
                                                       -----------  -----------
Capital Share Transactions: (1)
 Issued..............................................    1,189,927    2,879,576
 In Lieu of Cash Distributions.......................      806,730      600,151
 Redeemed............................................   (1,675,706)    (491,507)
                                                       -----------  -----------
 Net Increase from Capital Share Transactions........      320,951    2,988,220
                                                       -----------  -----------
 Total Increase......................................      280,723    3,217,140
Net Assets:
 Beginning of Year...................................   13,261,317   10,044,177
                                                       -----------  -----------
 End of Year (including undistributed net investment
  income of $80,718 and $87,263, respectively).......  $13,542,040  $13,261,317
                                                       ===========  ===========
(1) Shares Issued and Redeemed:
 Shares Issued.......................................      111,732      272,351
 In Lieu of Cash Distributions.......................       75,840       57,529
 Redeemed............................................     (157,860)     (46,828)
                                                       -----------  -----------
                                                            29,712      283,052
                                                       ===========  ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     VALUE/CONTRARIAN PORTFOLIO
-------------------------------------------------------------------------------


 FINANCIAL HIGHLIGHTS
                                               Selected Per Share Data & Ratios
                                 For a Share Outstanding Throughout Each Period
                                                                    December 16,
                                                                     1994*** to
                                     Years Ended April 30,           April 30,
                                  1999     1998     1997     1996       1995
                                 -------  -------  -------  ------  ------------
 Net Asset Value, Beginning of
  Period.......................  $ 15.96  $ 13.07  $ 13.67  $11.14     $10.00
                                 -------  -------  -------  ------     ------
 Income From Investment
  Operations
  Net Investment Income........     0.15     0.17     0.18    0.19       0.05
  Net Realized and Unrealized
   Gain on Investments.........     2.98     3.84     0.30    2.86       1.13
                                 -------  -------  -------  ------     ------
  Total from Investment
   Operations..................     3.13     4.01     0.48    3.05       1.18
                                 -------  -------  -------  ------     ------
 Distributions
  Net Investment Income........    (0.16)   (0.18)   (0.24)  (0.23)     (0.04)
  Net Realized Gain............    (1.40)   (0.94)   (0.84)  (0.29)       --
                                 -------  -------  -------  ------     ------
  Total Distributions..........    (1.56)   (1.12)   (1.08)  (0.52)     (0.04)
                                 -------  -------  -------  ------     ------
 Net Asset Value, End of
  Period.......................  $ 17.53  $ 15.96  $ 13.07  $13.67     $11.14
                                 =======  =======  =======  ======     ======
 Total Return+.................    21.68%   31.71%    3.72%  28.00%     11.81%**
                                 =======  =======  =======  ======     ======
 Ratios and Supplemental Data
 Net Assets, End of Period
  (Thousands)..................  $26,852  $22,552  $13,804  $  892     $  696
 Ratio of Expenses to Average
  Net Assets...................     0.99%    0.95%    0.95%   1.06%      0.95%*
 Ratio of Net Investment Income
  to Average Net Assets........     0.97%    1.16%    1.89%   1.51%      1.54%*
 Portfolio Turnover Rate.......       39%      55%      21%     33%         4%
 Ratio of Voluntarily Waived
  Fees and Expenses Assumed by
  the Adviser to Average Net
  Assets.......................     0.65%    0.64%    6.32%  12.20%     17.05%*
 Ratio of Expenses to Average
  Net Assets Including Expense
  Offsets......................     0.99%    0.95%    0.95%   0.95%      0.95%*

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    INTERMEDIATE BOND PORTFOLIO
-------------------------------------------------------------------------------


 FINANCIAL HIGHLIGHTS
                                               Selected Per Share Data & Ratios
                                 For a Share Outstanding Throughout Each Period
                                                                     January 24,
                                                                     1995*** to
                                     Years Ended April 30,            April 30,
                                  1999     1998     1997     1996       1995
                                 -------  -------  -------  ------   -----------
 Net Asset Value, Beginning of
  Period.......................  $ 10.54  $ 10.30  $ 10.39  $10.33     $10.00
                                 -------  -------  -------  ------     ------
 Income From Investment
  Operations
  Net Investment Income........     0.56     0.57     0.61    0.64       0.17
  Net Realized and Unrealized
   Gain (Loss) on Investments..     0.04     0.24    (0.05)   0.14++     0.26
                                 -------  -------  -------  ------     ------
  Total from Investment
   Operations..................     0.60     0.81     0.56    0.78       0.43
                                 -------  -------  -------  ------     ------
 Distributions
  Net Investment Income........    (0.57)   (0.57)   (0.62)  (0.64)     (0.10)
  Net Realized Gain............    (0.06)     --@    (0.03)  (0.08)       --
                                 -------  -------  -------  ------     ------
  Total Distributions..........    (0.63)   (0.57)   (0.65)  (0.72)     (0.10)
                                 -------  -------  -------  ------     ------
 Net Asset Value, End of
  Period.......................  $ 10.51  $ 10.54  $ 10.30  $10.39     $10.33
                                 =======  =======  =======  ======     ======
 Total Return+.................     5.72%    8.08%    5.53%   7.62%      4.31%**
                                 =======  =======  =======  ======     ======
 Ratios and Supplemental Data
 Net Assets, End of Period
  (Thousands)..................  $13,542  $13,261  $10,044  $7,981     $5,267
 Ratio of Expenses to Average
  Net Assets...................     0.80%    0.80%    0.80%   0.84%      0.80%*
 Ratio of Net Investment Income
  to Average Net Assets........     5.29%    5.64%    5.88%   6.17%      6.20%*
 Portfolio Turnover Rate.......       48%      40%      31%     24%         0%
 Ratio of Voluntarily Waived
  Fees and Expenses Assumed by
  the Adviser to Average Net
  Assets.......................     0.85%    0.93%    1.39%   1.20%      2.78%*
 Ratio of Expenses to Average
  Net Assets Including Expense
  Offsets......................     0.80%    0.80%    0.80%   0.80%      0.80%*

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser for the periods indicated.
 ++ The amount shown for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
@  Amount is less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The Chicago As-set Management Value/Contrarian Portfolio and Chicago Asset Management Inter-mediate Bond Portfolio (collectively the "Portfolios"), portfolios of UAM Funds Trust, are diversified, open-end management investment companies. At April 30, 1999, the UAM Funds were comprised of 44 active portfolios. The in-formation presented in the financial statements pertains only to the Portfo-lios. The objective of the Chicago Asset Management Value/Contrarian Portfolio is to provide capital appreciation by investing primarily in the common stock of large companies. The objective of the Chicago Asset Management Intermediate Bond Portfolio is to provide a high level of current income consistent with moderate interest rate exposure by investing primarily in investment grade bonds with an average weighted maturity between 3 and 10 years.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may re-quire Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
    1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primar-ily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the aver-age between the last reported bid and last reported offer prices quoted on such day. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from deal-ers, market transactions in comparable securities and various relation-ships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.
    2. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

  Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.
    3. Repurchase Agreements: In connection with transactions involving re-purchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to deter-mine the adequacy of the collateral. In the event of default on the obli-gation to repurchase, the Portfolios have the right to liquidate the col-lateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, real-ization and/or retention of the collateral or proceeds may be subject to legal proceedings.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.
    4. Distributions to Shareholders: Each Portfolio will distribute sub-stantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.
    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.
    Permanent book and tax basis differences relating to shareholder distri-butions resulted in reclassifications as follows:

                                                         Accumulated
                                          Undistributed      Net
   Chicago Asset Management               Net Investment  Realized   Paid in
   Company Portfolios                         Income        Gain     Capital
   ------------------------               -------------- ----------- -------
   Value/Contrarian......................     $4,453       $   --    $(4,453)
   Intermediate Bond.....................      2,914        1,539     (4,453)

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
    5. Organization Costs: Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized on a

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

  straight-line basis over a five-year period. Any costs incurred in the or-ganization of new funds are expensed as incurred.
    6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be di-rectly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian bal-ance credits.

  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets for the month, as follows:

Chicago Asset Management Company Portfolios                                Rate
-------------------------------------------                               ------
Value/Contrarian......................................................... 0.625%
Intermediate Bond........................................................  0.48%

  Prior to March 22, 1999, the Adviser had voluntarily agreed to waive a por-tion of its advisory fees and to assume expenses, if necessary, in order to keep the Value/Contrarian Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.95% of average daily net assets. Effective March 22, 1999, the amount was increased to 1.25% of average daily net assets.

  Until further notice, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Intermediate Bond Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.80% of average daily net assets.

  C. Administrative Services: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agree-ment"). The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

The Chase Manhattan Bank, under which CGFSC provides certain services includ-ing administrative, fund accounting, dividend disbursing, shareholder servic-ing and transfer agent services.

  Pursuant to the Agreement, the Portfolios paid the Administrator a two part monthly fee:

  --a Portfolio-specific monthly fee of 0.06% and 0.04% per annum of the av-erage daily net assets of the Chicago Asset Management Value/ Contrarian and Chicago Asset Management Intermediate Bond Portfolios, respectively, which is retained by the Administrator.

  --a sub-administration fee (the "Sub-Administration Fee") which the Admin-istrator in turn pays to CGFSC on a monthly basis. Until October 23, 1998 the sub-administration fee was calculated on the combined aggregate net assets of the funds administered by UAM at the following rates:
    0.19% of the first $200 million; plus 0.11% of the next $800 million; plus 0.07% of the next $2 billion; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The Sub-Administration Fee was allo-cated among the portfolios of the UAM Funds on the basis of their rela-tive net assets and was subject to a graduated minimum fee schedule per portfolio, which increased from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increased to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by each Portfolio to the Administrator and in turn paid to CGFSC is calculated at the annual rate of no more than $52,500 for the first operational share class; plus 0.039% of their pro rata share of the com-bined average net assets of the UAM Funds.

  For the year ended April 30, 1999, UAM Funds Services, Inc. earned the fol-lowing amounts from each Portfolio as Administrator and paid the following to CGFSC for its services:

                                                      ADMINISTRATION AMOUNT PAID
CHICAGO ASSET MANAGEMENT COMPANY PORTFOLIOS                FEES       TO CGFSC
-------------------------------------------           -------------- -----------
Value/Contrarian.....................................    $98,926       $70,455
Intermediate Bond....................................     92,221        72,416

  Effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Service Center, Inc., as appropriate. For the year ended April 30, 1999, the CAM Value/Contrarian and CAM Intermediate Bond Portfolios incurred $4,432 and $4,293, respectively, in shareholder servicing fees with UAM Share-holder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

  Effective April 15, 1999, in exchange for administrative services, the UAM Funds pays the Administrator an annual base fee, which is retained by the Ad-ministrator, calculated at the annual rate equal to $14,500 for the first op-erational share class.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolios' as-sets held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

  F. Account Services: Through January 1, 1999, the UAM Funds had contracted with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM, to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provided participant recordkeeping. Pursuant to the terms of the agreement, the Service Provider was entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provided services. The Service Provider had voluntarily agreed to waive its fees in order to keep the Portfolios' total annual operating expenses, after the effect of expense offset arrangements, from exceeding 0.95% and 0.80% of average daily net as-sets for the Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Management Intermediate Bond Portfolio, respectively. The agreement was terminated effective January 1, 1999.

  G. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the ac-tive portfolios of UAM Funds, plus a quarterly retainer of $150 for each ac-tive portfolio of the UAM Funds.

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

  H. Purchases and Sales: For the year ended April 30, 1999, the Portfolios' purchases and sales of investment securities other than long-term U.S. Govern-ment and agency securities and short-term securities were:

Chicago Asset Management Company Portfolios               Purchases    Sales
-------------------------------------------               ---------- ----------
Value/Contrarian Portfolio............................... $8,602,300 $8,777,221
Intermediate Bond Portfolio..............................  2,942,166  1,664,898

  Purchases and sales of long-term U.S. Government securities were $3,871,170 and $4,629,054 respectively, for Chicago Asset Management Intermediate Bond Portfolio. There were no purchases and sales of long-term U.S. Government se-curities for Chicago Asset Management Value/Contrarian Portfolio.

  I. Line of Credit: The Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to par-ticipate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capi-tal shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each cal-endar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 1999, the Chicago Asset Management Value/Contrarian Portfolio and the Chicago Asset Management Intermediate Bond Portfolio had no borrowings under the agreement.

  J. Other: At April 30, 1999, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                             No. of        %
Chicago Asset Management Company Portfolios               Shareholders Ownership
-------------------------------------------               ------------ ---------
Value/Contrarian.........................................       3         89%
Intermediate Bond........................................       1         92%

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
Chicago Asset Management Value/Contrarian Portfolio and
Chicago Asset Management Intermediate Bond Portfolio

In our opinion, the accompanying statements of assets and liabilities, includ-ing the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Chicago Asset Management Value/Contrarian Portfolio and the Chicago Asset Management Intermediate Bond Portfolio (the "Portfolios"), portfolios of the UAM Funds Trust, at April 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our respon-sibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and per-form the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presenta-tion. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian, provide a reasonable ba-sis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 18, 1999

UAM FUNDS                                              CHICAGO ASSET MANAGEMENT
                                                       COMPANY PORTFOLIOS
-------------------------------------------------------------------------------

Federal Income Tax Information: (Unaudited)
For the year ended April 30, 1999, the percentage of dividends paid from in-vestment company taxable income that qualify for the 70% dividend received de-duction for corporate shareholders is 23.14% for the Chicago Asset Management Value/Contrarian Portfolio.

Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Manage-ment Intermediate Bond Portfolio hereby designate approximately $309,442 and $15,581, respectively as a 20% long-term capital gain dividends for the pur-pose of the dividend paid deduction on their federal income tax returns.

The percentage of income earned from direct treasury obligations was 33.70% for Chicago Asset Management Intermediate Bond Portfolio.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

Officers and Trustees

Norton H. Reamer                        William H. Park
Trustee, President and Chairman         Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Trustee                                 Secretary


Nancy J. Dunn                           Gary L. French
Trustee                                 Treasurer


Philip D. English                       Robert R. Flaherty
Trustee                                 Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Trustee                                 Assistant Treasurer


James P. Pappas                         Michelle Azrialy
Trustee                                 Assistant Secretary

Peter M. Whitman, Jr.
Trustee
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Chicago Asset Management Company
70 West Madison Street, 56th Floor
Chicago, IL 60602

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.

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